Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

On September 29, 2020, the Company (as “Purchaser”) entered into a Purchase and Sale Agreement (the “Agreement”) with Graphene Holdings, LLC, Mercury FundingCo, LLC, Ventus Capital, LLC and Jetco Holdings, LLC (together the “Sellers”) to acquire all outstanding Membership Units (the “Units”) of TBD Safety, LLC (“TBD”). Collectively, the Sellers own all outstanding Units of TBD. Under the terms of the Agreement, the Company is to issue a total of Two Million Two Hundred Ten Thousand Three Hundred Eighty-Two (2,210,382) shares of the Company’s common stock and a total of Seven Hundred Sixty-Four Thousand Six Hundred Eighteen (764,618) shares of a newly designated Preferred Stock (the “Preferred”). In addition, the Company and Sellers shall enter into a Registration Rights Agreement (the “Registration Rights Agreement”) in favor of the Sellers obligating the Company to register such Common Stock and shares of Common Stock to be issued upon conversion of the Preferred within 120 days after the Closing. The Sellers shall have an Earn Out Consideration - At such time as the Assets purchased in the Agreement achieve cumulative revenue of $10,000,000, the Sellers shall earn a total of One Hundred Twenty-Five Thousand (125,000) shares of Common Stock. The Closing of the transaction occurred on October 16, 2020.

On October 7, 2020, the Company (the “Borrower”) and Jefferson Street Capital, LLC (the “Holder”) entered into a Forbearance Agreement (the “Agreement”) against the Note issued by the Borrower to the Holder dated April 7, 2020. Under the terms of the Agreement, the Borrower requested and the Holder agreed to temporarily forebear, until the earlier of (i) December 9, 2020 or (ii) at such time as a default shall occur under and pursuant to the Purchase Agreement, the Note or the Agreement, from exercising its right to convert amounts due under the Note into Common Stock of the Borrower, in exchange for a one time cash payment forbearance fee equal to $12,500 paid upon execution of the Agreement.

On October 8, 2020, the Company issued 1,132,209 shares of common stock to Mercury FundingCo, LLC, representing a 8.05% ownership in the Company, valued at $1,890,956 as per the terms of the Purchase and Sale Agreement dated September 29, 2020 for the purchase of TBD Safety, LLC.

On October 8, 2020, the Company issued 1,078,073 shares of common stock to Ventus Capital, LLC, representing a 7.64% ownership in the Company, valued at $1,800,382 as per the terms of the Purchase and Sale Agreement dated September 29, 2020 for the purchase of TBD Safety, LLC.

On October 12, 2020, the Company issued 125,000 shares of common stock to Ralls, valued at $250,000, related to the exercise of the Common Stock Purchase Warrant dated January 10, 2020.

On October 16, 2020, the Company filed a Certificate of Designation (the “Designation”) with the Secretary of State of Nevada, which designates 1,000,000 shares of the Company’s preferred stock, par value $0.001 per share, as Series B Convertible Preferred Stock (“Series B”). Pursuant to the terms of the Designation, holders of the Series B shall be entitled to dividends, a liquidation preference and shall have conversion rights. Each share of Series B shall be convertible into 1 share of Common Stock, on or after the twelve-month anniversary of the Original Issue Date at the option of the Holder thereof, for a total not to exceed 1,000,000 shares of Common Stock. The holders of the Series B shall have no voting rights.

On October 27, 2020, Gerald Whitt, Alexander Whitt, Matthew Whitt, Christopher Whitt, Deborah Milam and David Knecht, individually and in their personal capacities, and derivatively on behalf of Cloud B, Inc. (together the “Plaintiffs”) filed a claim against the Company, CBAV1, LLC, SRM Idea Lab, Inc., Christopher B. Ferguson, Linda Suh, Jeff Johnson, Richard Brenner, Phillip McFillin, Kevin Ferguson, Brett Vroman and Does 1-100 (together the “Defendants”) and Cloud B, Inc., as a nominal defendant, alleging fraudulent concealment, breach of fiduciary duty, breach of contract, breach of confidence, intentional misrepresentation, negligent misrepresentation, unfair business practices and civil conspiracy requesting judgment in excess of $8,000,000 for compensatory damages, punitive damages and attorneys’ fees.

On October 29, 2020, the Company, along with its subsidiaries, Edison Nation, LLC and Ferguson Containers, Inc., entered into a Futures Receivables Sale Agreement (the “Agreement”) with Itria Ventures, LLC whereby the Company agreed to the sale of $155,000 of receivables for $125,000. The proceeds were used to fund our receivables for overseas distributors. Christopher B. Ferguson, our Chairman and Chief Executive Officer, personally guaranteed the prompt and complete performance of the Company’s obligations under the Agreement.

On October 30, 2020, Vinco Ventures, Inc. (the “Company”) received a letter of intent from a prospective purchaser dated October 22, 2020 setting forth the terms of an offer to purchase Cloud b assets from CBAV1, LLC (“CBAV1”), the Company’s wholly owned subsidiary (the “LOI”). The Cloud b assets include but are not limited to intellectual property, know how, brand names, trade names, patents, models, internet websites, domains, social network assets, production facilities, including the molds of all products, and inventory (“Cloud b Assets”).

On November 4, 2020, the Company filed Articles of Incorporation in the State of Nevada for a new wholly owned subsidiary, Vinco Ventures, LLC.

On November 4, 2020, the Company, through its new wholly owned subsidiary, Vinco Ventures, Inc. (“Vinco”), filed Articles of Formation in the State of Nevada for Honey Badger Media, LLC (“Honey Badger”). Honey Badger will become a wholly owned subsidiary of Vinco.

On November 5, 2020, the Company (the “Parent”) and its wholly owned subsidiary, Vinco Ventures, Inc. (the “Merger Sub”), entered into an Agreement and Plan of Merger (the “Agreement”). Under the terms of the Agreement, the Merger Sub merged with and into the Parent and the Parent became the surviving corporation of the Merger (the “Surviving Corporation”). The name of the Surviving Corporation is Vinco Ventures, Inc. The transaction closed on November 10, 2020. The Articles of Merger were filed with the Secretary of State of the State of Nevada on November 11, 2020. Effective November 12, 2020, the Company’s common stock, which trades on the Nasdaq Capital Market, ceased trading under the ticker symbol “EDNT” and commenced trading under the new ticker symbol “BBIG.” Along with the ticker change, the Company’s common stock was assigned a new CUSIP number of 927330100.

On November 10, 2020, the Company, through its wholly owned subsidiary, Honey Badger Media, LLC, entered into a series of transactions with Honey Badger Media, LLC, a Delaware limited liability company:

On November 10, 2020, under the terms of the Asset Purchase Agreement (the “Agreement”), the Company (the “Buyer”) agreed to purchase from Honey Badger Media, LLC (the “Seller”) all of the Seller’s rights, title and interest in and to the Internet Websites, Domain Names, and all of the respective content (the “Domains”), and any other rights associated with the domains, including, without limitation, any intellectual property rights, all related Domains, logos, customer lists and agreements, email lists, passwords, usernames and trade names; and all of the related social media accounts including but not limited to, Instagram, Twitter, Facebook, Instagram, and Pinterest at closing (collectively the “Purchased Assets”). In consideration for the sale of the Purchased Assets, the Buyer agreed to pay the Seller the amount of Three Hundred Thousand Dollars (US $300,000).

On November 10, 2020, under the terms of the Platform License Agreement (the “License Agreement”), Honey Badger Media, LLC (the “Licensor”) granted the Company (the “Licensee”) a perpetual, exclusive, worldwide license (the “License”) to implement and commercialize the assets connected with the Platform, including, but not limited to, the right to use all of Licensor’s intellectual property rights comprising the Platform, owned by or licensed to Licensor that are utilized as part of the Platform (“Licensed Related Assets”). In consideration for the License, the Licensee agreed to pay to the Licensor a fee equal to thirty percent (30%) of the Net Profits generated from Licensee’s clients through the Platform and Licensed Related Assets and the Licensee’s parent company agreed to issue the Licensor 750,000 shares of common stock.

On November 10, 2020, under the terms of the Employment Agreement (the Employment Agreement”), Laurie Argall (the “Executive”) retained the role of Vice President of Digital Commerce. The initial term of the Employment Agreement is for a period commencing on November 10, 2020 and ending on the two (2) year anniversary of the Employment Agreement. The Executive shall receive a base salary of Sixty Thousand Dollars ($60,000) per year. Executive shall be entitled to three (3) weeks of comprehensive paid time off (includes vacation, sick and personal days) each year.

On November 17, 2020, the Company, through its subsidiary, Edison Nation, LLC (the “Vendor”), entered into an Inventory Management Agreement (the “Agreement”) with the Forever 8 Fund, LLC (“F8”), an entity which our President holds a 45% ownership interest. Under the terms of the Agreement, F8 desires to maintain inventory of and sell to Vendor certain Products pursuant to the terms and conditions set forth in the Agreement. As consideration for the inventory management services provided under this Agreement, Vendor agrees to pay F8 a fee for each unit of each Product sold on a Platform determined in accordance with the fee schedule set forth in the applicable Product Schedule (the “Fee Schedule”) based on the Age of Inventory Sold set forth on the Fee Schedule (the “F8 Fees”). Prior to the signing of the agreement, F8 advanced the Vendor $239,283 that was utilized to pay for deposits with the Vendors factories. This Agreement shall commence on the Effective Date and shall continue in full force and effect until January 31, 2022 (the “Initial Term”), unless terminated earlier as provided in this Agreement.

On November 20, 2020, the Company issued 40,000 shares of common stock valued at $59,600 to a note holder for conversion of a restricted stock unit into shares of common stock.

On December 14, 2020, the Company issued 10,000 shares of common stock valued at $15,000 under the Company’s 2020 Omnibus Plan to an employee for services rendered on behalf of the Company.

On December 14, 2020, the Company issued 11,000 shares of common stock valued at $16,500 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On December 14, 2020, the Company issued 30,000 shares of common stock valued at $45,000 under the Company’s 2020 Omnibus Plan to a director as compensation.

On December 16, 2020, the Company issued 60,000 shares of common stock valued at $90,000 under the Company’s 2020 Omnibus Plan to a director as compensation.

On December 29, 2020, the Company issued 41,730 shares of common stock valued at $62,595 to Jefferson Street Capital, LLC in satisfaction of $740,000 principal against a note issued on April 7, 2020.

On December 31, 2020, the Company issued 50,000 shares of common stock valued at $75,000 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On January 5, 2021, the Company issued 750,000 shares of common stock valued at $1,125,000 as per the terms of the Platform License Agreement between the Company and Honey Badger Media, LLC dated November 10, 2020.

On January 5, 2021, the Company issued 150,000 shares of common stock valued at $225,000 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On January 11, 2021, the Company issued 100,000 shares of common stock valued at $150,000 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On January 19, 2021, the Company issued 200,000 shares of common stock valued at $300,000 for the partial exercise of the warrant issued in connection with the Greentree financing.

On January 20, 2021, the Company issued 27,415 shares of common stock valued at $41,123 to Jefferson Street Capital, LLC in satisfaction of $740,000 principal against a note issued on April 7, 2020.

On January 21, 2021, the Company issued 58,000 shares of common stock valued at $87,000 to a consultant for services rendered on behalf of the Company.

On January 21, 2021, the Company issued 350,000 shares of common stock valued at $525,000 for the partial exercise of the warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 51,129 shares of common stock valued at $76,694 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 67,744 shares of common stock valued at $101,616 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 20,358 shares of common stock valued at $30,537 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 20,358 shares of common stock valued at $30,537 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 50,000 shares of common stock valued at $75,000 for the exercise of a warrant.

On January 25, 2021 (the “Effective Date”), Vinco Ventures Inc. (the “Company”) consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “Purchase Agreement”) entered into by the Company on January 21, 2021 with one accredited investor (the “Investor”), the Company issued a Senior Convertible Note for the purchase price of $12,000,000 (the “Note”) and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Note carries an interest rate of 6% per annum and matures on the 12-month anniversary of the Issuance Date (as defined in the Note). The Note contains a voluntary conversion mechanism whereby the Noteholder may convert at any time after the Issuance Date, in whole or in part, the outstanding balance of the Note into shares of the Common Stock at a conversion price of $2.00 per share (the “Conversion Shares”). The Note shall be a senior obligation of the Company and its subsidiaries. The Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, interest under the Note will accrue at a rate of twelve percent (12%) per annum and the outstanding principal amount of the Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Note will become, at the Note holder’s election, immediately due and payable in cash. Upon completion of a Change of Control (as defined in the Note), the Note’s holder may require the Company to purchase any outstanding portion of the Note in cash at a price in accordance with the terms of the Note.

Pursuant to the Purchase Agreement, the Investor received a Warrant in an amount equal to 250% of the shares of Common Stock initially issuable to each Investor pursuant to the Investor’s Note. The Warrant contains an exercise price of $2.00 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 15,000,000 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.

Palladium Capital Group, LLC (the “Placement Agent”) acted as placement agent for the Offering. The Placement Agent received cash compensation of $1,080,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses). The Placement Agent also received a Warrant in an amount equal to 8% of the shares of Common Stock initially issuable to each Investor pursuant to the Investor’s Note.

On January 28, 2021 (the “Effective Date”), the Company consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “SPA”) entered into by the Company on January 28, 2021 with BHP Capital NY Inc (the “Investor”), the Company issued 1,500,000 shares of restricted common stock and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”).

Pursuant to the SPA, the Investor received a Warrant in an amount equal to 100% of the shares of Common Stock issued to the Investor under the SPA. The Warrant contains an exercise price of $2.20 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 1,500,000 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Christopher Ferguson (the “Executive”) for the role of Chief Executive Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brett Vroman (the “Executive”) for the role of Chief Financial Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brian Mc Fadden (the “Executive”) for the role of Chief Strategy Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company filed an Amendment to the Certificate of Designation (the “Amendment”) for the Company’s Series B Convertible Preferred Stock (“Preferred Stock”). Under the Amendment, each share of Preferred Stock shall entitle the holder thereof to vote on all matters voted on by the holders of Common Stock, voting together as a single class with other shares entitled to vote at all meetings of the stockholders of the Corporation. With respect to any such vote, each share of Preferred Stock shall entitle the holder thereof to cast the number of votes equal to the number of whole shares of Common Stock into which such shares of Preferred Stock are then convertible (the “Conversion Shares”). Such right may be exercised at any annual meeting or special meeting, or pursuant to any written consent of stockholders.

On January 29, 2021, the Company issued 100,000 shares of common stock valued at $327,000 to a consultant for services rendered on behalf of the Company.

Note 16 — Subsequent Events

On January 2, 2020, the Company entered into that certain Loan Agreement with Tiburon Opportunity Fund (the “Lender”), dated January 2, 2020 (the “Loan Agreement”). Pursuant to the terms of the Loan Agreement, the Lender agreed to loan the Company $400,000. The Loan is interest bearing at the rate of 1.5% per month through the term of the Loan. Additionally, the Loan Agreement provides that the Company shall pay the Lender the entire unpaid principal and all accrued interest upon thirty days’ notice to the Company, but in any event, the notice shall not be sooner than June 1, 2020. On April 24, 2020 the Company and Lender entered into a Debt Conversion Agreement whereby the Lender elected to convert $400,000 of funds loaned to the Company into shares of the Company’s common stock. The conversion price was $2.00 per share for a total of 200,000 shares of restricted common stock issued by the Company.

On January 2, 2020, the Company, through its partnership with ED Roses, LLC (the “Borrower”), entered into a Loan Agreement (the “Agreement”) with Sook Hyun Lee (the “Lender”). Under the terms of the Agreement, the Lender agrees to loan $150,000 to the Borrower in return for $180,000 ($150,000 principal plus $30,000 commitment fee). The loan accrues interest at 15% per annum and matures on April 15, 2020. The Lender shall receive a collateral interest in the accounts receivable of the Borrower including, but not limited to the 7 Eleven receivables. The Company shall place 75,000 shares of common stock in reserve as collateral.

On January 10, 2020, the Company entered into a 5% Promissory Note Agreement with Equity Trust Company on behalf of Rawleigh Ralls (“Ralls”) for an aggregate principal amount of $267,000 (the “Ralls Note”), pursuant to which Ralls purchased the Ralls Note from the Company for $250,000, and the Company issued to Ralls a warrant (the “Ralls Warrant”) to purchase 125,000 shares of the Company’s common stock. The proceeds from the Ralls Note will be used for general working capital needs of the Company. The Company will also issue 33,000 incentive shares to Ralls. The maturity date of the Ralls Note is July 10, 2020.

On January 13, 2020, we issued 50,000 shares of our common stock valued at $100,000 to Ridgewood LLC, a consultant for strategic consulting services for assistance with sales on Amazon.com.

On January 15, 2020, the Company entered into a 5% Promissory Note Agreement with Paul J. Solit & Julie B. Solit (“Solits”) for an aggregate principal amount of $107,000 (the “Solit Note”), pursuant to which the Solits purchased the Solit Note from the Company for $100,000, and the Company issued to the Solits a warrant (the “Solit Warrant”) to purchase 50,000 shares of the Company’s common stock. The proceeds from the Solit Note will be used for general working capital needs of the Company. The Company will also issue 13,000 incentive shares to O’Leary. The maturity date of the Solit Note is July 15, 2020.

On January 17, 2020, the Company entered into a 5% Promissory Note Agreement with Richard O’Leary (“O’Leary”) for an aggregate principal amount of $53,500 (the “O’Leary Note”), pursuant to which O’Leary purchased the O’Leary Note from the Company for $50,000, and the Company issued to O’Leary a warrant (the “O’Leary Warrant”) to purchase 25,000 shares of the Company’s common stock. The proceeds from the O’Leary Note will be used for general working capital needs of the Company. The Company will also issue 6,500 incentive shares to O’Leary. The maturity date of the O’Leary Note is July 17, 2020.

On January 23, 2020, Edison Nation, Inc. (the “Company”) entered into a $1,100,000 loan agreement the (“Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”), pursuant to which the Investor purchased a 10% Convertible Promissory Note (the “Note”) from the Company, and the Company issued to the Investor a warrant (the “Warrant”) to purchase 550,000 shares of the Company’s common stock, $0.001 per share (“Common Stock”). The $1,100,000 of proceeds from the Note will be used for general working capital purposes and for the repayment of debt. On January 24, 2020, the Company used $588,366.44 of the proceeds from the Note to pay off in full the 12% Convertible Promissory Note held by Labrys Fund, LP. Upon execution of the Loan Agreement, the Company issued to the Investor 100,000 shares of Common Stock (the “Origination Shares”) as an origination fee, plus an additional 60,000 shares of Common Stock as consideration for advisory services. Pursuant to the Loan Agreement, the Company agreed to issue and sell to the Investor the Note, in the principal amount of $1,100,000. The Note, as amended, is due and payable October 23, 2020 (the “Maturity Date”) and is convertible at any time at a price of $2.00 per share. Pursuant to the Loan Agreement, the Company also issued the Investor a warrant to purchase 550,000 shares of Common Stock at an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023.

On January 24, 2020, the Company repaid the Labrys Note in full. Upon repayment of the Labrys Note, Labrys Fund, LP returned to the Company for cancellation the 153,005 shares of Common Stock that had been originally issued to as a portion of the commitment fee paid in connection with the Labrys Note and allowed the Company to cancel the reservation of the 875,000 shares of Common Stock that had been reserved pursuant to the Labrys SPA and Labrys Note.

On January 29, 2020, the Company and Greentree Financial Group, Inc. (the “Investor”), entered into an Amendment Agreement, amending the January 22, 2020 Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company’s issued and outstanding Common Stock as of January 23, 2020.

On February 7, 2020, we issued 15,000 shares of our common stock to MZHCI, LLC valued at $40,350 in connection with the satisfaction of outstanding amounts due under a settlement agreement.

On February 17, 2020, the Company entered into that certain Agreement for the Purchase and Sale of Cloud B, Inc.(the “Purchase Agreement”), with Pearl 33 Holdings, LLC (the “Buyer”), pursuant to which the Buyer purchased from the Company (and the Company sold and assigned) 80,065 shares of common stock of Cloud B (the “Cloud B Shares”) for $1.00, constituting a 72.15% ownership interest in Cloud B, based on 110,964 shares of Cloud B’s common stock outstanding as of February 17, 2020. Pursuant to that certain Release Agreement by and between the Company and the Buyer included as an exhibit to the Purchase Agreement, the Buyer agreed to release any and all claims against the Company, and its officers, directors or affiliates arising from the Purchase Agreement or the purchase, sale, and assignment of the Cloud B Shares. Pursuant to that certain Indemnification Agreement by and between the Company and the Buyer included as an exhibit to the Purchase Agreement, the Company agreed to indemnify, defend and hold harmless the Buyer, and its owners, managers and representatives arising from any events that occurred prior to the purchase, sale, and assignment of the Cloud B Shares to the Buyer. The Company’s indemnification obligations pursuant to such Indemnification Agreement are limited to the issuance of 150,000 shares of the Company’s common stock to the Buyer.

On March 11, 2020, the Company and its wholly owned subsidiary, Scalematix, LLC, entered into an Asset Purchase Agreement (the “Agreement”) with HMNRTH, LLC (the “Seller”) and TCBM Holdings, LLC (the “Owner”) (together Seller and Owner the “Selling Parties”) for the purchase of certain assets in the health wellness industry and related consumer products industry. Under the terms of the Agreement, Buyer is to remit $70,850 via wire transfer at Closing and shall issue to a representative of the Selling Parties Two Hundred Thirty-Eight Thousand Seven Hundred and Fifty (238,750) shares of restricted common stock. The shares were issued on March 16, 2020 and valued at $477,500.

In addition, the Selling Parties shall have the right to additional earn out compensation based upon the following metrics: (i) at such time as the purchased assets achieve cumulative revenue of $2,500,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock; and (ii) at such time as the purchased assets achieve cumulative revenue of $5,000,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock. The transaction closed on March 11, 2020.

On March 16, 2020, the Company issued 300,000 shares of our common stock valued at $600,000 to a Consultant as per the terms of the Consulting Agreement dated September 12, 2019.

On March 16, 2020, the Company issued 50,000 shares of our common stock valued at $100,000 to a Consultant as per the terms of the Consulting Agreement dated September 12, 2019.

On March 25, 2020, Edison Nation, Inc. (the “Company”) filed a certificate of amendment to the Company’s articles of incorporation with the Secretary of State of the State of Nevada in order to: (i) increase the number of shares of the Company’s authorized preferred stock, par value $0.001 per share, from 0 shares to 30,000,000 shares of preferred stock; (ii) clarify the application of the forum selection clause in the Company’s amended and restated articles of incorporation, specifically that such clause does not apply to federal causes of actions arising under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (iii) include affirmative changes to correspond to the Company’s First Amended and Restated Bylaws, confirming that the Company’s shareholders may vote by written consent.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with BHP Capital NY Inc. (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company is to issue the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Jefferson Street Capital, LLC. (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company is to issue the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.

On April 13, 2020, we issued 12,500 shares of 12,500 shares of our common stock valued at $31,625 to Caro Partners, LLC for consulting services.

On April 15, 2020, Edison Nation, Inc. (the “Company”) entered into a loan agreement (“PPP Loan”) with First Choice Bank under the Paycheck Protection Program (the “PPP”), which is part of the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the United States Small Business Administration (“SBA”). The Company received proceeds of $789,852 from the PPP Loan. In accordance with the requirements of the PPP, the Company intends to use proceeds from the PPP Loan primarily for payroll costs, rent and utilities. The PPP Loan has a 1.00% interest rate per annum and matures on April 15, 2022 and is subject to the terms and conditions applicable to loans administered by the SBA under the PPP. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

On April 24, 2020, the Company entered into a Consulting Agreement (the “Agreement”) with Tiburon (the “Consultant”). Under the terms of the Agreement, the Consultant is to provide business development services and consultation related to potential trade financing opportunities. The Agreement has a term of six (6) months. The Consultant is to be compensated ten thousand (10,000) shares of common stock upon execution of the Agreement and then shall receive six (6) additional monthly payments of eight thousand (8,000) shares of restricted common stock per month beginning on May 24, 2020 and ending on October 24, 2020.

On April 24, 2020, we issued 10,700 shares of our common stock valued at $21,935 to BHP Capital NY Inc. as origination shares as per the terms of the Securities Purchase Agreement dated April 7, 2020.

On April 24, 2020, we issued 10,700 shares of our common stock valued at $21,935 to Jefferson Street Capital, LLC as origination shares as per the terms of the Securities Purchase Agreement dated April 7, 2020.

On May 7, 2020, the Company entered into a Purchase of Inventory and Repurchase Agreement (the “Agreement”) with Fergco Bros, LLC (“Purchaser”). Under the terms of the Agreement, the Company assigned its rights, title and interest to inventory relating to its Edison Nation Medical customer, Orange County, CA (the “Inventory”) for payment in the amount of $100.000. The Company shall have the right to repurchase the Inventory for $105,000 in whole or periodioc installments by May 15, 2020. The Agreement was amended on May 15, 2020, to extend the repurchase date to June 30, 2020.

On May 13, 2020, the Company’s wholly owned subsidiary, Ferguson Containers, Inc., entered into a Distributor Agreement with Marrone Bio Innovations, LLC (“Marrone”) for the distribution of Marrone’s Jet-Oxide 15% peroxyacetic acid-based sanitizer/disinfectant.

May 17, 2020, the Company entered into an Amendment to Purchase of Inventory and Repurchase Agreement with the Purchasers-Assignees dated May 17, 2020. Under the terms of the Amendment, the repurchase date was extended to June 30, 2020 and the Company confirmed that of the Purchaser-Assignees is entitled to receive 10,000 shares of common stock.

On May 19, 2020, the Company entered into an Amendment (the “Amendment”) to the Senior Secured Note (the “Note”) issued by the Company to 32 Entertainment, LLC (the “Lender”) dated December 4, 2019. Under the terms of the Amendment, the Company issued the Lender an Amended Subordinate Secured Note (the “Replacement Note”) in the principal amount of $200,000 that accrues interest at 16% annually and matures on May 21, 2020. On or before May 28, 2020, the Company shall prepay $50,000 toward the principal plus interest in the amount of $6,250 for a total of $56,250. The Lender shall also receive 40,000 restricted stock units and surrender the warrant issued to the Lender in the December 4, 2019 financing transaction.

On May 20, 2020 (the “Effective Date”), Edison Nation, Inc. (the “Company”) entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Supplies, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”).

On May 20, 2020, the Company entered into an Amended Limited Liability Company Agreement of Global (the “Amended LLC Agreement”). The Amended LLC Agreement amends the original Limited Liability Company Agreement of Global, dated May 13, 2020. The Amended LLC defines the operating rules of Global and the ownership percentage of each member: Edison Nation, Inc. 50%, PPE 25% and Graphene 25%.

On May 21, 2020, the Company issued 200,000 shares of common stock valued at $456,000 to PPE Brickell Supplies, LLC as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 21, 2020, the Company issued 50,000 shares of common stock valued at $114,000 to Graphene Holdings, LLC as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 21, 2020, the Company issued 50,000 shares of common stock valued at $114,000 to a Consultant for consulting services related to the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 22, 2020, the Company issued 200,000 shares of common stock valued at $466,000 to Graphene Holdings as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.